As filed with the Securities and Exchange Commission on July 9, 2012

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

VIRTUS EQUITY TRUST

(Virtus Growth & Income Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus Growth & Income Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended March 31, 2012 was filed with the Commission on June 21, 2012.

It is proposed that this filing will become effective on August 8, 2012, pursuant to Rule 488 of the Securities Act of 1933.

Virtus Mutual Funds P.O. Box 9874 Providence, RI 02940-8074	Toll Free 800-243-1574 Virtus.com

August     , 2012

Dear Shareholder:

Virtus Core Equity Fund (“Core Equity”), a series of Virtus Insight Trust, will hold a special meeting of shareholders at 2 p.m. Eastern time, on October 2, 2012, at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103 (the “Meeting”). At the Meeting, shareholders of Core Equity will vote on an Agreement and Plan of Reorganization (the “Plan”) under which Core Equity will be combined into Virtus Growth & Income Fund (“Growth & Income”), a series of Virtus Equity Trust. The reorganization is expected to be completed on or about October 5, 2012, and if the Plan is approved by shareholders, you will become a shareholder of Growth & Income and will receive shares of the corresponding class of Growth & Income with an aggregate net asset value equal to the aggregate net asset value of your investment in Core Equity. You will not incur any sales charges in connection with the reorganization.

The Board of Trustees has carefully considered and unanimously approved the proposed reorganization, as set forth in the Plan and described in the accompanying materials, and believes that the reorganization is in the best interests of Core Equity and its shareholders. Core Equity’s investment objective and its investment strategies are substantially similar to those of Growth & Income. The reorganization into a single fund may result in greater operating efficiencies for shareholders of the combined fund. The expenses associated with the reorganization will be split equally between Core Equity and Virtus Investment Advisers, Inc., the investment adviser to the Funds.

Details of the proposed Plan, the voting process and the Meeting are set forth in the enclosed Prospectus/Proxy Statement. The Board of Trustees recommends that you vote in favor of the Plan.

Your vote is important. Please cast your ballot today—online, by telephone or by mail—by following the instructions on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.

If you have any questions, please call (800) 243-1574 between 8:30 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. We are committed to serving you and appreciate your continued investment in Virtus Mutual Funds.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

Mutual Funds distributed by VP Distributors, LLC

Q & A FOR SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposed reorganization that will be the subject of a shareholder vote.

Q.	What issue am I being asked to vote on at the upcoming special meeting on October 2, 2012?

A.	Shareholders of Virtus Core Equity Fund (“Core Equity”) are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of Core Equity, a series of Virtus Insight Trust (“Insight Trust”) into Virtus Growth & Income Fund (“Growth & Income”), a series of Virtus Equity Trust.

Q.	Why did the Board of Trustees approve the Reorganization?

A.	The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and strategies within the Virtus Mutual Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. Growth & Income has a substantially similar investment objective, and its performance for the three-year and year-to-date periods ended April 30, 2012 has exceeded that of Core Equity, although it underperformed for the one- and five-year periods. In addition, effective immediately upon the completion of the Reorganization, the Adviser to the Funds will contractually waive 0.05% of its advisory fee for Growth & Income for one year. Total fund operating expenses on a pro-forma basis for the combined Funds will continue to be subject to a voluntary expense cap, although the Adviser may terminate this expense cap at any time. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for Growth & Income as assets grow, which will benefit shareholders of Core Equity.

Q.	What will happen to my existing shares?

A.	Your shares of Core Equity will be exchanged for shares of Growth & Income. Therefore, if you own Class A, Class C or Class I shares of Core Equity, you will own Class A, Class C or Class I shares, respectively, of Growth & Income following the Reorganization. You will not pay any sales charges in connection with the Reorganization. The shares of Growth & Income that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Core Equity immediately prior to the Reorganization so that the value of your investment will be exactly the same immediately before and immediately after the Reorganization.

Q.	Are there differences between the investment objectives and investment strategies of Core Equity and Growth & Income?

A.

The investment objective of Core Equity is providing capital appreciation, while the investment objective of Growth & Income is capital appreciation and current income. The investment strategies for Core Equity are substantially similar to those for Growth & Income, but there are some differences. Core Equity normally invests in common stocks, generally of companies with market capitalizations in excess of $1 billion at the time of purchase, while Growth & Income generally invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index. In addition, Core Equity’s subadviser selects securities considered to be undervalued and that represent growth opportunities by focusing on a company’s sales, earnings and valuation, while Growth & Income’s security selection uses an econometric analysis of each sector and the industries therein, followed by a fundamental analysis within the industries to identify securities that the portfolio managers believe offer superior return opportunity.

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Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about October 5, 2012.

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization is expected to be a tax-free transaction for federal income tax purposes.

Q.	What happens if the Reorganization is not approved?

A.	If shareholders of Core Equity do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of Insight Trust will consider other possible courses of action in the best interests of Core Equity and its shareholders.

Q.	Has the Board of Trustees approved the proposal?

A.	Yes. The Board unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q.	Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.	All of the costs incurred by the Funds in connection with the Reorganization will be split evenly between Core Equity and Virtus Investment Advisers, Inc. If the Plan is not approved, Virtus Investment Advisers, Inc. or one of its affiliates will pay the expenses incurred by Core Equity and Growth & Income in connection with the Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Core Equity, Growth & Income or their shareholders.

Q.	How do I vote my shares?

A.	If you do not expect to attend the Meeting, you may vote by telephone by calling the toll-free number on the proxy card or by computer at the Internet address provided on the proxy card and following the instructions, using your proxy card as a guide. Alternatively, you may vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage-paid envelope. You may also vote your shares by attending the Meeting. It is important that you vote promptly.

Q.	Will anyone contact me?

A.	You may receive a call from our proxy solicitor, Computershare Fund Services, Inc. (“CFS”) to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote.

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Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call Virtus Mutual Fund Services at 800-243-1574. As the Meeting date approaches, certain shareholders of Core Equity may receive telephone calls from representatives of CFS if their votes have not yet been received. Proxies that are obtained telephonically by CFS will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases in which a telephonic proxy is solicited, the CFS representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the CFS representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to CFS, then the CFS representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder’s instructions on the proposal.

In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, regardless of whether you plan to attend the Meeting. You may vote by telephone, over the Internet, or by mail. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide. To vote by mail, please mark, sign, date, and mail the enclosed proxy card. No postage is required if you use the accompanying envelope to mail the proxy card in the United States.

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VIRTUS INSIGHT TRUST

on behalf of Virtus Core Equity Fund

101 Munson Street

Greenfield, Massachusetts 01301

1-800-243-1574

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on October 2, 2012

To the Shareholders:

NOTICE IS HEREBY GIVEN THAT a special meeting of the shareholders of the Virtus Core Equity Fund (“Core Equity”) series of Virtus Insight Trust (“Insight Trust”), a Massachusetts business trust, will be held at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut, 06103, on October 2, 2012 at 2 p.m. Eastern time and any adjournments thereof (the “Meeting”). The Meeting will be held for the following purposes:

1.	To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of Core Equity, a series of Insight Trust, by Virtus Growth & Income Fund (“Growth & Income”), a series of Virtus Equity Trust, in exchange for shares of Growth & Income and the assumption by Growth & Income of the liabilities of Core Equity. The Plan also provides for distribution of these shares of Growth & Income to shareholders of Core Equity in liquidation and subsequent termination of Core Equity. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Core Equity.

2.	To transact any other business that may properly come before the Meeting.

The Board of Trustees of Insight Trust has fixed the close of business on July 31, 2012 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

Whether or not you plan to attend the Meeting in person, please vote your shares. As a convenience to our shareholders, you may now vote in any one of four ways:

•	Through the Internet—log on at the Internet address provided on the proxy card

•	By telephone—call the toll-free number listed on the proxy card

•	By mail—using the enclosed proxy card and postage paid envelope

•	In person—at the Meeting

We encourage you to vote by Internet or telephone; have your proxy card in hand and go to the Web site or call the number and follow the instructions given there. Use of Internet or telephone voting will reduce the time and cost associated with this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted “FOR” the proposals described above.

By order of the Board of Trustees

Kevin J. Carr Secretary Virtus Insight Trust

            , 2012

SHAREHOLDERS ARE REQUESTED TO VOTE BY INTERNET OR BY TELEPHONE OR TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY WITH RESPECT TO INTERNET OR TELEPHONE VOTING ARE SET FORTH ON THE PROXY CARD. INSTRUCTIONS FOR SIGNING PROXY CARDS IF MAILING IMMEDIATELY FOLLOW THIS NOTICE. IT IS IMPORTANT THAT THE PROXY BE VOTED PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.	All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp. c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

ACQUISITION OF ASSETS OF

VIRTUS CORE EQUITY FUND

a series of

Virtus Insight Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS GROWTH & INCOME FUND

a series of

Virtus Equity Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

PROSPECTUS/PROXY STATEMENT

DATED AUGUST     , 2012

This Prospectus/Proxy Statement is being furnished in connection with an Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of Virtus Core Equity Fund (“Core Equity”), a series of Virtus Insight Trust (“Insight Trust”), for consideration at a Special Meeting of Shareholders to be held on October 2, 2012 at 2 p.m. Eastern time at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103, and any adjournments thereof (the “Meeting”).

GENERAL

Subject to the approval of Core Equity’s shareholders, the Board of Trustees of Insight Trust has approved the proposed reorganization of Core Equity into Virtus Growth & Income Fund (“Growth & Income”), a series of Virtus Equity Trust (“Equity Trust”). Core Equity and Growth & Income are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of Core Equity will be acquired by Growth & Income in exchange for Class A, Class C and Class I shares of Growth & Income and the assumption by Growth & Income of the liabilities of Core Equity (the “Reorganization”). If the Reorganization is approved, Class A, Class C and Class I shares of Growth & Income will be distributed to each shareholder in liquidation of Core Equity, and Core Equity will be terminated as a series of Insight Trust. You will then hold that number of full and fractional shares of Growth & Income which have an aggregate net asset value equal to the aggregate net asset value of your shares of Core Equity.

Core Equity is a separate diversified series of Insight Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Growth & Income is a separate diversified series of Equity Trust, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Core Equity is substantially similar to that of Growth & Income, as follows:

Fund	Investment Objective

Core Equity	Providing capital appreciation.

Growth & Income	Capital appreciation and current income.

The investment strategies for Core Equity are substantially similar to those for Growth & Income, but there are some differences. Core Equity normally invests in common stocks, generally of companies with market capitalizations in excess of $1 billion at the time of purchase, while Growth & Income generally invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index. In addition, Core Equity’s subadviser selects securities considered to be undervalued and that represent growth opportunities by focusing on a company’s sales, earnings and valuation, while Growth & Income’s security selection uses an econometric analysis of each sector and the industries therein, followed by a fundamental analysis within the industries to identify securities that the portfolio managers believe offer superior return opportunity.

Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”) serves as the investment adviser to both Funds. BMO Asset Management Corp. (formerly Harris Investment Management, Inc.) serves as the investment subadviser for Core Equity, while Euclid Advisors LLC (“Euclid”) serves as the investment subadviser for Growth & Income.

This Prospectus/Proxy Statement explains concisely the information about Growth & Income that you should know before voting on the Plan. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Core Equity:	How to Obtain this Information:

Prospectus of Insight Trust relating to Core Equity, dated May 1, 2012, as supplemented

Statement of Additional Information of Insight Trust relating to Core Equity, dated May 1, 2012, as supplemented

Annual Report of Insight Trust relating to Core Equity for the year ended December 31, 2011

Copies are available upon request and without charge if you:

•       Visit www.virtus.com on the Internet;

•       Write to VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103; or

•       Call (800) 243-1574 toll-free.

Information about Growth & Income:	How to Obtain this Information:

Prospectus of Equity Trust relating to Growth & Income, dated July 31, 2012, which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of Equity Trust relating to Growth & Income, dated July 31, 2012

Annual Report of Equity Trust relating to Growth & Income for the year ended March 31, 2012

Copies are available upon request and without charge if you:

•       Visit www.virtus.com on the Internet;

•       Write to VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103; or

•       Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated August , 2012, which relates to this Prospectus/Proxy Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to VP Distributors, LLC 100 Pearl Street Hartford, CT 06103; or • Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Core Equity contained in the Prospectus of Insight Trust dated May 1, 2012, as supplemented, (SEC File No. 811-07447) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) Information relating to Growth & Income contained in the Prospectus of Equity Trust dated July 31, 2012 (SEC File No. 811-00945) also is incorporated by reference in this document. The Statement of Additional Information dated August     , 2012 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of Insight Trust relating to Core Equity for the year ended December 31, 2011, financial statements of Equity Trust relating to Growth & Income for the year ended March 31, 2012, and pro forma financial information of Equity Trust relating to Growth & Income for the twelve-month period ended March 31, 2012, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Growth & Income:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE

REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS

IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS

ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

The proposed Reorganization will allow shareholders of Core Equity to own a fund that is similar in style and with a greater amount of combined assets after the Reorganization. Growth & Income has a substantially similar investment objective, and its performance for the three-year and year-to-date periods ended April 30, 2012 has exceeded that of Core Equity, although it underperformed for the one- and five-year periods. In addition, effective immediately upon the completion of the Reorganization, the Adviser to the Funds will contractually waive 0.05% of its advisory fee for Growth & Income for one year. Total fund operating expenses on a pro-forma basis for the combined Funds will continue to be subject to a voluntary expense cap, although the Adviser may terminate this expense cap at any time. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for Growth & Income as assets grow, which will benefit shareholders of Core Equity.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of Core Equity to Growth & Income in exchange for Class A, Class C and Class I shares of Growth & Income;

•	the assumption by Growth & Income of all of the liabilities of Core Equity;

•	the liquidation of Core Equity by distribution of Class A, Class C and Class I shares of Growth & Income to Core Equity’s shareholders; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

Subject to the required shareholder approval, the Reorganization is expected to be completed on or about October 5, 2012.

After the Reorganization, what shares will I own?

If you own Class A, Class C or Class I shares of Core Equity, you will own Class A, Class C or Class I shares, respectively, of Growth & Income. The new shares you receive will have the same total value as your shares of Core Equity, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in better operating efficiencies. Upon the reorganization of Core Equity into Growth & Income, operating efficiencies may be achieved by Growth & Income because it will have a greater level of assets. As of April 30, 2012, Core Equity’s net assets were approximately $88.3 million and

Growth & Income’s net assets were approximately $112.9 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Total gross fund operating expenses for the 12 months ended March 31, 2012 for Class A, Class C and Class I shares of Core Equity are 1.26%, 2.01% and 1.06%, respectively, while total gross operating expenses for the Class A, Class C and Class I shares of Growth & Income are 1.48%, 2.23% and 1.23%, respectively; however, as a result of the Reorganization and contractual advisory fee waiver provided by the Adviser, Growth & Income’s expenses are expected to be reduced to 1.34%, 2.09% and 1.09% for the Class A, Class C and Class I shares, respectively, on a pro forma basis. In addition, the Adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) of Growth & Income upon completion of the Reorganization so that such expenses do not exceed, on an annualized basis, 1.25%, 2.00%, and 1.00% for the Class A, Class C and Class I shares, respectively. The Adviser may terminate these expense caps at any time.

After the Reorganization, the value of your shares will depend on the performance of Growth & Income rather than that of Core Equity. The Board of Trustees of each of Insight Trust and Equity Trust believes that the Reorganization will benefit both Core Equity and Growth & Income. The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be $55,000, and will be split evenly between Core Equity and VIA.

Like Core Equity, Growth & Income will pay dividends from net investment income on a semiannual basis and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C and Class I shares of Growth & Income or distributed in cash, in accordance with your election.

How do the Trustees recommend that I vote?

The Trustees of Insight Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of Core Equity and its shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for approval by the shareholders of Core Equity.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE

REORGANIZATION CONTEMPLATED THEREBY

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C and Class I shares, as applicable, of Growth & Income in the same manner as you did for your shares of Core Equity before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

The investment objective of Core Equity is substantially similar to that of Growth & Income. The investment objectives of both Core Equity and Growth & Income are non-fundamental, which means that each may be changed by vote of the respective Fund’s Trustees and without shareholder approval, upon 60 days notice. The investment strategies of the Funds are also substantially similar.

The following tables summarize a comparison of Core Equity and Growth & Income with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

	Core Equity	Growth & Income

Investment Objective	Providing capital appreciation.	Capital appreciation and current income.

Principal Investment Strategies

Normally invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalizations in excess of $1 billion at time of purchase. As of December 31, 2011, the market capitalizations of the equity issuers in which the Fund was invested ranged from $1 billion to $508 billion.

The subadviser selects securities that it considers to be undervalued and to represent growth opportunities. The subadviser considers many factors, but there is a focus on a company’s sales, earnings and valuation.

Invests in equity securities, primarily common stocks. Under normal circumstances, will invest at least 65% of its assets in common stocks; however, the subadviser intends to invest nearly all of the Fund’s assets in common stocks, rather than holding significant amounts of cash and short-term investments.

The subadviser employs a Growth at a Reasonable Price (GARP) philosophy in its security selection process. Generally, the Fund invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the Fund may invest in mid- and small-cap issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of March 31, 2012, the market capitalization of companies included in the Russell 1000® Index was $123.9 million to $559 billion.

The principal risks of the Funds are identical. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

Although Core Equity and Growth & Income have substantially similar investment objectives and investment strategies, all or a substantial portion of the securities held by Core Equity may be sold after the Reorganization in order to comply with the investment practices of Growth & Income in connection with the Reorganization. For any such sales, the transaction costs will be borne by Growth & Income. Such costs are ultimately borne by the surviving Fund’s shareholders.

How do the Funds’ fees and expenses compare?

Core Equity offers three classes of shares (Class A, Class C and Class I). Growth & Income offers four classes of shares (Class A, Class B, Class C and Class I). Growth & Income’s Class B shares are not part of this

Reorganization and are not discussed in this document; however, you may refer to Growth & Income’s Prospectus and Statement of Additional Information for more information on its Class B shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C and Class I shares of each of the Funds. The columns entitled “Growth & Income (Pro Forma)” show you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A, Class C and Class I shares of Core Equity and Growth & Income, set forth in the following tables and in the examples, are based on the expenses for the 12-month period ended March 31, 2012. The amounts for Class A, Class C and Class I shares of Growth & Income (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Growth & Income would have been for the 12-month period ended March 31, 2012, assuming the Reorganization had taken place on April 1, 2011.

Shareholder Fees (fees paid directly from your investment)

	Core Equity Class A		Growth & Income Class A		Growth & Income (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(a)	None	(a)	None	(a)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Core Equity Class A	Growth & Income Class A	Growth & Income (Pro Forma) Class A
Management Fees	0.70%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees(c)	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.48%	0.39%
Total Annual Gross Fund Operating Expenses	1.26%	1.48%	1.39%
Contractual Fee Waiver	n/a	n/a	(0.05	%)(b)
Total Annual Fund Operating Expenses After Contractual Fee Waiver	n/a	n/a	1.34%

Shareholder Fees (fees paid directly from your investment)

	Core Equity Class C		Growth & Income Class C		Growth & Income (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00	%(d)	1.00	%(d)	1.00	%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Core Equity Class C	Growth & Income Class C	Growth & Income (Pro Forma) Class C
Management Fees	0.70%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees(c)	1.00%	1.00%	1.00%
Other Expenses	0.31%	0.48%	0.39%
Total Annual Fund Operating Expenses	2.01%	2.23%	2.14%
Contractual Fee Waiver	n/a	n/a	(0.05	%)(b)
Total Annual Fund Operating Expenses After Contractual Fee Waiver	n/a	n/a	2.09%

Shareholder Fees (fees paid directly from your investment)

	Core Equity Class I	Growth & Income Class I	Growth & Income (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Fees and Expenses (as a percentage of average daily net assets)

	Core Equity Class I		Growth & Income Class I	Growth & Income (Pro Forma) Class I
Management Fees	0.70%		0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees(c)	None		None	None
Shareholder Services Fee	0.05	%(e)	None	None
Other Expenses	0.31%		0.48%	0.39%
Total Annual Fund Operating Expenses	1.06%		1.23%	1.14%
Contractual Fee Waiver	n/a		n/a	(0.05	%)(b)
Total Annual Fund Operating Expenses After Contractual Fee Waiver	n/a		n/a	1.09%

(a)	A contingent deferred sales charge of 1% may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. The 18 month period begins on the last day of the month preceding the month in which the purchase was made.
(b)	Effective immediately upon the completion of the Reorganization, the Adviser will contractually waive 0.05% of its advisory fee for one year.
(c)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (“FINRA”).
(d)	The deferred sales charge is imposed on Class C shares redeemed during the first year only.
(e)	Core Equity has a separate shareholder service fee plan for Class I shares, which is currently waived.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and Growth & Income (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
Core Equity	$696	$952	$1,227	$2,010

Growth & Income	$717	$1,016	$1,336	$2,242

Growth & Income (Pro Forma)	$704	$985	$1,287	$2,143

	Class C
	One Year	Three Years	Five Years	Ten Years
Core Equity	$304	$630	$1,083	$2,338

Growth & Income	$326	$697	$1,195	$2,565

Growth & Income (Pro Forma)	$312	$665	$1,144	$2,468

	Class I
	One Year	Three Years	Five Years	Ten Years
Core Equity	$108	$337	$585	$1,294

Growth & Income	$125	$390	$676	$1,489

Growth & Income (Pro Forma)	$111	$357	$622	$1,381

You would pay the following expenses if you did not redeem your shares:

	Class C
	One Year	Three Years	Five Years	Ten Years
Core Equity	$204	$630	$1,083	$2,338

Growth & Income	$226	$697	$1,195	$2,565

Growth & Income (Pro Forma)	$212	$665	$1,144	$2,468

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, Core Equity’s portfolio turnover rate was 72% of the average value of its portfolio, while Growth & Income’s portfolio turnover rate was 51% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the Class A shares of Core Equity and Growth & Income have performed in the past. The Class I shares of Core Equity commenced operations on February 23, 1996, the Class A shares commenced operations on February 4, 1999 and the Class C shares commenced operations on June 26, 2006. The Class A and Class C shares of Growth & Income commenced operations on September 25, 1997 and the Class I shares commenced operations on November 13, 2007. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the Class A shares of Core Equity and Growth & Income.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year to year. These charts include the effects of fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Core Equity—Class A

Best Quarter: 2nd—2003    13.73%

Worst Quarter: 4th—2008    -17.91%

Growth & Income—Class A

Best Quarter: 2nd—2009    17.89%

Worst Quarter: 4th—2008    -20.00%

Year-to-date performance (through June 30, 2012) is 8.68%

The next set of tables lists the average annual total return by class of Core Equity and Growth & Income, as applicable, for the past one, five and ten years and since inception (through December 31, 2011). The after-tax returns shown are for Class A shares of each Fund; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with appropriate widely recognized indexes of securities, descriptions of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2011)(1)

Core Equity	1 Year Ended 12/31/11	5 Years Ended 12/31/11	10 Years Ended 12/31/11	Since Inception
Class A shares
Return Before Taxes	-2.98%	-1.78%	2.42%	—
Return After Taxes on Distributions(2)	-3.05%	-2.18%	1.65%	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-1.84%	-1.48%	1.94%	—
Class I shares
Return Before Taxes	3.19%	-0.36%	3.27%	—
Class C Shares				6/26/2006
Return Before taxes	2.12%	-1.36%	—	0.96%
S&P 500® Index	2.11%	-0.25%	2.92%	2.26%

Growth & Income	1 Year Ended 12/31/11	5 Years Ended 12/31/11	10 Years Ended 12/31/11	Since Inception
Class A shares
Return Before Taxes	-7.68%	-2.36%	1.61%	—
Return After Taxes on Distributions(2)	-7.73%	-2.48%	1.51%	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-4.92%	-2.00%	1.38%	—
Class C shares
Return Before Taxes	-2.80%	-1.94%	1.45%	—
Class I Shares				11/13/2007
Return Before taxes	-1.80%	—	—	-2.61%
S&P 500® Index	2.11%	-0.25%	2.92%	-1.73%

(1)	The Funds’ average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the Fund’s Class A shares and a full redemption in the Fund’s Class C shares.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	The Return After Taxes on Distributions and Sales of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of fund shares. The benefit (to the extent it can be used to offset other gains) may result in a higher return.

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Growth & Income is also contained in management’s discussion of Growth & Income’s performance, which appears in the most recent Annual Report of Equity Trust relating to Growth & Income.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of Core Equity and Growth & Income is the responsibility of, and is supervised by, the respective Boards of Trustees of Insight Trust and Equity Trust.

Adviser

Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) is the investment adviser for Growth & Income and is responsible for managing the Fund’s investment program and for the general operations of the Fund, including oversight of the Fund’s Subadviser and recommending its hiring, termination and replacement.

Facts about the Adviser:

•	The Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. and has acted as an investment adviser for over 70 years.

•	The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $23.4 billion as of March 31, 2012.

•	The Adviser is located at 100 Pearl Street, Hartford, Connecticut 06103.

Subadviser

Euclid (the “Subadviser”) is the investment subadviser to Growth & Income. Pursuant to the Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of the Fund’s portfolio.

Facts about the Subadviser:

•	The Subadviser is an affiliate of VIA, and has been an investment adviser since .

•	The Subadviser is located at 100 Pearl Street, Hartford, CT 06103 and 900 Third Avenue, New York, NY 10022.

•	The Subadviser had approximately $4.8 billion in assets under management as of March 31, 2012.

Equity Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Portfolio Management

Carlton Neel. Mr. Neel has been Portfolio Manager of Growth & Income since 2009. He is Senior Managing Director of Euclid and Senior Vice President of Zweig Advisers, LLC (“Zweig”). He also serves as portfolio manager of a number of open-end funds subadvised by Euclid, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds. He has approximately 22 years of investment industry experience.

David Dickerson. Mr. Dickerson has been Portfolio Manager of Growth & Income since 2009. He is Managing Director of Euclid and Senior Vice President of Zweig. He also serves as portfolio manager of a number of open-end funds subadvised by Euclid, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds. He has approximately 20 years of investment industry experience.

Please refer to the Statement of Additional Information for additional information about Growth & Income’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Growth & Income.

Advisory Fees

For its management and supervision of the daily business affairs of Growth & Income, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Growth & Income’s net assets at the following annual rates:

First $1 billion	0.75%
Over $1 billion up to $2 billion	0.70%
Over $2 billion	0.65%

Effective immediately upon the completion of the Reorganization, the Adviser will contractually reduce its advisory fee for one year to the following rates:

First $1 billion	0.70%
Over $1 billion up to $2 billion	0.65%
Over $2 billion	0.60%

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Growth & Income. The Fund does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee at the rate of 50% of the net advisory fee.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that, for federal income tax purposes, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for federal income tax purposes, no gain or loss will be recognized by Core Equity or its shareholders as a result of receiving shares of Growth & Income in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Growth & Income that are received by the shareholders of Core Equity will be the same as the holding period and aggregate tax basis of the shares of Core Equity previously held by such shareholders, provided that such shares of Core Equity are held as capital assets. In addition, no gain or loss will be recognized by Growth & Income upon the receipt of the assets of Core Equity in exchange for shares of Growth & Income and the assumption by Growth & Income of Core Equity’s liabilities, and the holding period and tax basis of the assets of Core Equity in the hands of Growth & Income as a result of the Reorganization will be the same as in the hands of Core Equity immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors are identical due to the substantially similar investment objectives and investment policies of the Funds. The risks of Growth & Income are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Equity Securities Risk and Market Volatility Risk.

•

Equity Securities Risk—Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

•

Market Volatility Risk—The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Instability in the financial markets has led to volatile financial markets that expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

At a regular meeting held on June 4-6, 2012, all of the Trustees of Insight Trust on behalf of Core Equity, including the Disinterested Trustees, considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization was in the best interests of Core Equity and its shareholders, and that the interests of existing shareholders of Core Equity will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that Growth & Income has a substantially similar investment objective and substantially similar investment strategies as Core Equity. They further noted that Growth & Income’s performance for the three-year and year-to-date periods ended April 30, 2012 exceeded that of Core Equity, although it underperformed for the one- and five-year periods. In addition, effective immediately upon the completion of the Reorganization, the Adviser will contractually waive 0.05% of its advisory fee for Growth & Income for one year.

The Trustees considered the relative asset size of each Fund, including the benefits of creating an entity with a higher combined level of assets.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that VIA and Core Equity will equally bear the expenses incurred in connection with the Reorganization;

•	the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;

•	the fact that VIA was notified that a large investor would be redeeming a large amount of assets from Core Equity, which would result in increased expenses for the remaining Fund shareholders;

•

the fact that total fund operating expenses on a pro-forma basis for Growth & Income will continue to be subject to a voluntary expense cap, although the Adviser may terminate this expense cap at any time;

•	the fact that Growth & Income will assume all of the liabilities of Core Equity;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Core Equity, including the ability to redeem their shares.

During their consideration of the Reorganization, the Trustees of Insight Trust consulted with counsel to the Disinterested Trustees, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of Insight Trust concluded that the proposed Reorganization would be in the best interests of Core Equity and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Core Equity for approval.

The Trustees of Equity Trust have also approved the Plan on behalf of Growth & Income, after concluding that the proposed Reorganization would be in the best interests of Growth & Income and its shareholders.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of Core Equity will be acquired by Growth & Income in exchange for Class A, Class C and Class I shares of Growth & Income and the assumption by Growth & Income of all of the liabilities of Core Equity on or about October 5, 2012, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Core Equity will endeavor to discharge all of its known liabilities and obligations. Core Equity will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Core Equity will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

The number of full and fractional shares of each class of Growth & Income to be received by the shareholders of Core Equity will be determined by dividing the net assets of Core Equity by the net asset value of a share of Growth & Income. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

VP Distributors, LLC (“VP Distributors”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Growth & Income, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Growth & Income, Core Equity will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Growth & Income received by Core Equity. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Core Equity’s shareholders on the share records of Growth & Income or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Growth & Income due to Core Equity’s shareholders. All issued and outstanding shares of Core Equity will be canceled. The shares of Growth & Income to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Core Equity will be terminated as a series of Insight Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Core Equity’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of Core Equity’s shareholders, the Plan may be terminated (a) by the mutual agreement of Core Equity and Growth & Income; (b) by either Core Equity or Growth & Income if the Reorganization has not occurred on or before December 31, 2012, unless such date is extended by mutual agreement of Core Equity and Growth & Income; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

If the Reorganization is not consummated, VIA or one of its affiliates will pay the expenses incurred by Core Equity and Growth & Income in connection with the Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Core Equity, Growth & Income or their shareholders.

If Core Equity’s shareholders do not approve the Reorganization, the Trustees of Insight Trust will consider other possible courses of action in the best interests of Core Equity and its shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, for federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result:

1.	No gain or loss will be recognized by Growth & Income upon the receipt of the assets of Core Equity solely in exchange for the shares of Growth & Income and the assumption by Growth & Income of the liabilities of Core Equity;

2.	No gain or loss will be recognized by Core Equity on the transfer of its assets to Growth & Income in exchange for Growth & Income’s shares and the assumption by Growth & Income of the liabilities of Core Equity or upon the distribution of Growth & Income’s shares to Core Equity’s shareholders in exchange for their shares of Core Equity;

3.	No gain or loss will be recognized by Core Equity’s shareholders upon the exchange of their shares of Core Equity for shares of Growth & Income in liquidation of Core Equity;

4.

The aggregate tax basis of the shares of Growth & Income received by each shareholder of Core Equity pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Core Equity held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Growth & Income received by each shareholder of Core Equity will include the period during which the shares of Core Equity exchanged therefor were held by such shareholder (provided that the shares of Core Equity are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of Core Equity acquired by Growth & Income will be the same as the tax basis of such assets to Core Equity immediately prior to the Reorganization, and the holding period of such assets in the hands of Growth & Income will include the period during which the assets were held by Core Equity.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, Core Equity would recognize gain or loss on the transfer of its assets to Growth & Income and each shareholder of Core Equity would recognize a taxable gain or loss equal to the difference between its tax basis in its Core Equity shares and the fair market value of the shares of Growth & Income it received.

Growth & Income’s utilization after the Reorganization of any pre-Reorganization losses realized by Growth & Income to offset income or gain realized by Core Equity could be subject to limitation. Shareholders of Core Equity should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of March 31, 2012, and the capitalization of Growth & Income on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.1393 Class A shares, 1.1748 Class C shares and 1.1599 Class I shares of Growth & Income for each Class A, Class C and Class I share, respectively, of Core Equity.

Capitalization of Core Equity, Growth & Income and Growth & Income (Pro Forma)

	Core Equity	Growth & Income	Adjustments		Growth & Income (Pro Forma) After Reorganization
Net Assets (in 000s)

Class A	$17,689	$79,934	$(5	)(a)	$97,618

Class B	—	$2,847			$2,847

Class C	$504	$25,978			$26,482

Class I	$70,882	$6,167	$(23	)(a)	$77,026
Total Net Assets	$89,075	$114,926	$(28)		$203,973
Net Asset Value Per Share

Class A	$20.43	$17.93			$17.93

Class B	—	$17.08			$17.08

Class C	$20.03	$17.05			$17.05

Class I	$20.77	$17.91			$17.91

	Core Equity	Growth & Income	Adjustments		Growth & Income (Pro Forma) After Reorganization
Shares Outstanding (in 000s)

Class A	866	4,459	121		5,446

Class B	—	167		(c)	167

Class C	25	1,524	4		1,553

Class I	3,412	344	546		4,302
Total Shares Outstanding(b)	4,303	6,494	671		11,468
(a)	Table reflects $27,500 of estimated merger expenses, which will be paid by Core Equity.
(b)	Reflects change in shares outstanding due to increase in Class A, Class C and Class I shares of Core Equity in exchange for Class A, Class C and Class I shares, respectively, of Growth & Income based on the net asset value of Growth & Income’s Class A, Class C and Class I shares, respectively, at March 31, 2012.
(c)	Class B information has no adjustment since it is not part of this Reorganization.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, an affiliate of Virtus Investment Partners, Inc. and the Adviser, serves as the national distributor of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Core Equity is authorized to issue three classes of shares: Class A, Class C and Class I. Growth & Income also currently offers Class A, Class C and Class I shares. Each class of shares for the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of Core Equity owning Class A, Class C or Class I shares will receive Class A, Class C or Class I shares, respectively, of Growth & Income. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A Shares on which a finder’s fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within 18 months of purchase. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sales charge (“CDSC”) if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Growth & Income will be added to the length of time you held shares in Core Equity. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Core Equity. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class C shares. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Core Equity in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser, the Subadviser and their affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C and Class I shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Growth & Income.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within sixty days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds. Class C shares of the Funds are also exchangeable for Class T shares of those Virtus Mutual Funds offering them.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

Like Core Equity, Growth & Income distributes net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and Growth & Income intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Core Equity is a series of Insight Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Massachusetts business trust. Growth & Income is a series of Equity Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that is organized as a Delaware statutory trust. Insight Trust and Equity Trust are governed by their respective Declaration of Trust and By-Laws, Board of Trustees, Massachusetts or Delaware law, as applicable, and federal law. Each of Insight Trust and Equity Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of Equity Trust currently consist of Growth & Income and 10 other mutual funds of various asset classes, while Insight Trust consists of Core Equity and 8 other mutual funds of various asset classes.

Capitalization

The beneficial interests in Insight Trust and Equity Trust are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value for Insight Trust and no par value for Equity Trust, of one or more series. The Declaration of Trust of each entity permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Shareholders of Insight Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of Insight Trust. However, the Declaration of Trust of Insight Trust contains an express disclaimer of shareholder liability and permits notice of such disclaimer to be given in each agreement entered into or executed by Insight Trust or the Trustees or officers of Insight Trust, as applicable. The Declaration of Trust also provides for shareholder indemnification out of the assets of Insight Trust.

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Equity Trust or a shareholder of Equity Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Equity Trust to liability. To guard against this risk, the Declaration of Trust of Equity Trust (a) provides that any written obligation of Equity Trust may contain a statement that such obligation may only be enforced against the assets of Equity Trust or the particular series in question and the obligation is not binding upon the shareholders of Equity Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Equity Trust. Accordingly, the risk of a shareholder of Equity Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Equity Trust itself is unable to meet its obligations. In light of Delaware law, the nature of Equity Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of Equity Trust is remote.

Shareholder Meetings and Voting Rights

Insight Trust, on behalf of Core Equity, and Equity Trust, on behalf of Growth & Income, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Insight Trust or Equity Trust. In addition, each of Insight Trust and Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Insight Trust nor Equity Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Insight Trust or Equity Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, both Insight Trust and Equity Trust require 33 1/3% of the shares entitled to vote to constitute a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of Equity Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Equity Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal. A Trustee of Insight Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Insight Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Declaration of Trust of Insight Trust, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote. Under the Declaration of Trust of Equity Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Declaration of Trust of Equity Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize Equity Trust as a corporation or other entity, (2) merge Equity Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

The Declaration of Trust of Insight Trust provides that unless otherwise required by applicable law (including the 1940 Act): (1) the affirmative vote of the holders of two-thirds of the shares of Insight Trust, or the affirmative vote of the holders of a majority of the shares if such action is recommended by the Trustees, is required for Insight Trust, or any series of Insight Trust, to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof), partnerships, associations, corporations or other business entities or cause the shares (or any portion thereof) to be exchanged under or pursuant to any state or federal statute; and (2) the affirmative vote of a majority of the shareholders is required in order for Insight Trust to reorganize under the laws of any state or other political subdivision of the United States.

Under certain circumstances, the Trustees of each of Insight Trust and Equity Trust may also terminate Insight Trust or Equity Trust, as the case may be, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of Insight Trust or Equity Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to

Insight Trust or Equity Trust, the Fund or attributable to the class over the liabilities belonging to Insight Trust or Equity Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Declaration of Trust of each of Insight Trust and Equity Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of each of Insight Trust and Equity Trust, each Trustee of Insight Trust or Equity Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Insight Trust or Equity Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Insight Trust or Equity Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Insight Trust and Equity Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Insight Trust or Equity Trust, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of each of Insight Trust and Equity Trust, and Massachusetts or Delaware and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware or Massachusetts and federal law, as applicable law, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

This Prospectus/Proxy Statement is being sent to shareholders of Core Equity in connection with a solicitation of proxies by the Trustees of Insight Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held at 2 p.m. Eastern time, October 2, 2012, at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Core Equity on or about             , 2012.

The Board of Trustees of Insight Trust has fixed the close of business on July 31, 2012 as the record date (the “Record Date”) for determining the shareholders of Core Equity entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.

Proxies may be revoked by mailing a notice of revocation to the Secretary of Insight Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend in person. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed proxy card.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

Thirty-three and one-third percent (33 1/3%) of the outstanding voting shares of Core Equity must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require approval of the shares as mandated under the 1940 Act, which is the lesser of: approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or, approval by more than 50% of the outstanding voting securities.

The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes will be treated as shares voted against the Plan.

In addition to the proxy solicitation by mail, representatives of Insight Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Computershare Fund Services, Inc. has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be split evenly between Core Equity and VIA. The anticipated cost of this proxy solicitation is approximately $55,000, plus expenses.

If shareholders of Core Equity do not vote to approve the Plan, the Trustees of Insight Trust will consider other possible courses of action in the best interests of Core Equity and its shareholders. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of Core Equity who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Massachusetts law or the Declaration of Trust of Insight Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Growth & Income that they receive in the transaction at their then-current net asset value. Shares of Core Equity may be redeemed at any time prior to the Reorganization. Shareholders of Core Equity may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Insight Trust does not hold annual shareholder meetings. If the Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Insight Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by Insight Trust in a reasonable period of time prior to that meeting.

The votes of the shareholders of Growth & Income are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The shareholders of Core Equity at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of Core Equity owned as of the Record Date. As of the Record Date, the total number of shares of Core Equity outstanding was as follows:

Number of Shares
Class A Class C Class I

Total

As of the Record Date, the officers and Trustees of Insight Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Core Equity.

As of the Record Date, the officers and Trustees of Equity Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Growth  & Income.

Control Persons and Principal Holders of Securities

As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of Core Equity and Growth & Income were as follows:

Core Equity

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

Growth & Income

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of Insight Trust relating to Core Equity, for the year ended December 31, 2011, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Equity Trust relating to Growth & Income, for the year ended March 31, 2012, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Growth & Income will be passed upon by Kevin  J. Carr, Esq., Vice President, Chief Legal Officer, Counsel, and Secretary of Equity Trust.

ADDITIONAL INFORMATION

Each of Insight Trust and Equity Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Trustees of Insight Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF INSIGHT TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

August     , 2012

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 18th day of June, 2012, by and between Virtus Equity Trust, a Delaware statutory trust (the “Acquiring Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Virtus Growth & Income Fund (the “Acquiring Fund”), a separate series of the Acquiring Trust, and Virtus Insight Trust, a Massachusetts business trust (the “Selling Trust”), on behalf of the Virtus Core Equity Fund (the “Acquired Fund”), a separate series of the Selling Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund is a separate series of the Selling Trust and the Acquiring Fund is a separate series of the Acquiring Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not “interested persons” of the Acquiring Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Selling Trust, including a majority of the Trustees who are not “interested persons” of the Selling Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Acquired Fund’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Acquiring Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4 VP Distributors, LLC (“VPD”) shall make all computations of value, in its capacity as administrator for the Acquiring Trust.

3. CLOSING AND CLOSING DATE

3.1 The Closing Date shall be             , or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Virtus Investment Partners, 100 Pearl Street, Hartford, CT 06103 or at such other time and/or place as the parties may agree.

3.2 The Selling Trust shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Selling Trust shall direct VPD in its capacity as transfer agent for the Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1	The Selling Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Selling Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Selling Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Selling Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Selling Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Selling Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Selling Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The unaudited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2011 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since December 31, 2011, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Selling Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2	The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the

Acquiring Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Selling Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The audited financial statements of the Acquiring Fund at March 31, 2012, are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since March 31, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5. COVENANTS OF THE SELLING TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, the Selling Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Selling Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Selling Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6. COVENANTS OF THE ACQUIRING TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Selling Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Selling Trust’s election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust’s election, to the performance by the Selling Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Selling Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Selling Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Selling Trust;

8.3. The Selling Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Selling Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Selling Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Selling Trust’s Trust Instrument, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Selling Trust, on behalf of the Acquired Fund, nor the Acquiring Trust, on behalf of the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Selling Trust and the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of McDermott Will & Emery LLP (“Tax Counsel”), addressed to the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement should, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Tax Counsel shall request of the Acquiring Trust. Notwithstanding anything herein to the contrary, the Acquiring Trust may not waive the condition set forth in this paragraph 9.5.

10. BROKERAGE FEES AND EXPENSES

10.1 The Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be borne equally by the Adviser and the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then Virtus Investment Advisers, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Selling Trust and the Acquiring Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2012, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Selling Trust and the Acquiring Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Selling Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of VP Distributors, LLC, 100 Pearl Street, Hartford, CT 06103, Attn: Counsel.

16. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in the Trust Instrument of the respective party. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in the respective Trust Instruments.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer and attested by its Secretary or Assistant Secretary, all as of the date first written above.

VIRTUS EQUITY TRUST, on behalf of its series Virtus Growth & Income Fund

By:	/s/ W. Patrick Bradley
By:	W. Patrick Bradley
Title:	Vice President, Chief Financial Officer and Treasurer

VIRTUS INSIGHT TRUST, on behalf of its series Virtus Core Equity Fund

By:	/s/ W. Patrick Bradley
By:	W. Patrick Bradley
Title:	Vice President, Chief Financial Officer and Treasurer

Agreed and accepted as to paragraph 10.3 only:

VIRTUS INVESTMENT ADVISERS, INC.

By:	/s/ Kevin J. Carr
By:	Kevin J. Carr
Title:	Senior Vice President and Clerk

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS CORE EQUITY FUND

a series of

Virtus Insight Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS GROWTH & INCOME FUND

a series of

Virtus Equity Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

This Statement of Additional Information, dated August     , 2012, relating specifically to the proposed transfer of the assets and liabilities of Virtus Core Equity Fund (“Core Equity”), a series of Virtus Insight Trust (“Insight Trust”) to Virtus Growth & Income Fund (“Growth & Income”), a series of Virtus Equity Trust (“Equity Trust”), in exchange for Class A, Class C and Class I shares of beneficial interest, no par value, of Growth & Income (to be issued to holders of shares of Core Equity), consists of the information set forth below pertaining to Core Equity and Growth & Income and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of Insight Trust relating to Core Equity, dated May 1, 2012, as supplemented;

(2)	The Statement of Additional Information of Equity Trust relating to Growth & Income, dated July 31, 2011;

(3)	The Statement of Additional Information of Equity Trust relating to Growth & Income, dated July 31, 2012 (to be filed);

(4)	Annual Report of Insight Trust relating to Core Equity for the year ended December 31, 2011;

(5)	Annual Report of Equity Trust relating to Growth & Income for the year ended March 31, 2012;

(6)	Pro Forma Financial Information for the period ending March 31, 2012 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Core Equity and Growth & Income dated August     , 2012. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Equity Trust at the telephone number or address set forth above.

Pro Forma Financial Information for the Period Ending March 31, 2012

Combination of Virtus Core Equity Fund into Virtus Growth & Income Fund

(in thousands)

The unaudited pro forma information provided herein should be read in conjunction with the Annual report of Virtus Core Equity Fund dated December 31, 2011 and Virtus Growth & Income Fund dated March 31, 2012, which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the period ended March 31, 2012 is intended to present ratios and supplemental data as if the Reorganization of Virtus Core Equity Fund (the “Predecessor Fund”) into Virtus Growth & Income Fund (the “Successor Fund”) had taken place on April 1, 2011. The Reorganization is intended to allow shareholders of the Predecessor Fund to own a fund that is similar in style and with a greater amount of combined assets after the Reorganization. The Predecessor Fund is sub-advised by Harris Investment Management, Inc and the Successor Fund is sub-advised by Euclid Advisors LLC.

The Funds have the same investment advisor, distributor, administrator, transfer agent, and custodian. Each of such service providers has entered into an agreement with the Funds which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.

As of March 31, 2012, the net assets of the Predecessor Fund were $89,075 and of the Successor Fund were $114,926. The net assets of the combined fund as of March 31, 2012 would have been $204,001. The Successor Fund’s net asset value per share after the Reorganization assumes the increase of shares of the Successor Fund at March 31, 2012 in connection with the proposed Reorganization. The amount of increased shares was calculated based on the net assets, as of March 31, 2012, of the Predecessor Fund of $17,689, $504, and $70,882 for Class A, Class C and Class I, respectively, and the net asset value of the Successor Fund of $17.93, $17.05 and $17.91 for Class A, Class C and Class I, respectively. Shares of the Successor Fund were increased by 121 for Class A, 4 for Class C and 346 for Class I in exchange for Class A, Class C and Class I shares, respectively of the Predecessor Fund.

On a pro forma basis for the twelve months ended March 31, 2012, the proposed Reorganization would result in a decrease of $131 in other operating expenses and a decrease of $110 in reimbursement by the investment adviser.

The Predecessor Fund’s gross annual operating expenses as of March 31, 2012 were 1.26%, 2.01% and 1.07% for Class A, Class C and Class I, respectively. The Successor Fund’s gross annual operating expenses were 1.48%, 2.23% and 1.23% for Class A, Class C and Class I, respectively. As a result of the Reorganization, the Successor Fund’s expenses are expected to decrease to 1.34%, 2.09% and 1.09% for the Class A, Class C and Class I shares, respectively, on a pro forma basis. The advisor will contractually waive 0.05% of the Successor Fund’s advisory fee for 1 year. The adviser will also continue to voluntarily limit the total operating expenses (excluding interest, taxes, and extraordinary expenses) of the Successor Fund after the Reorganization for Class A, Class C and Class I shares to 1.25%, 2.00%, and 1.00% respectively. The Adviser may discontinue these reimbursement arrangements at any time.

The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, will be paid by the Adviser and the Predecessor Fund, and the cost will be shared evenly.

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation and Subchapter M compliance. The accounting survivor in the proposed Reorganization will be the Successor Fund.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

VIRTUS EQUITY TRUST

PART C

OTHER INFORMATION

Item 15.            Indemnification.

The Agreement and Declaration of Trust dated August 17, 2000, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.            Exhibits:

1(a).	Agreement and Declaration of Trust, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 002-16590) to the Registrant’s Registration Statement on Form N-1A filed via EDGAR on October 30, 2000.

1(b).	Amendment to Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007 (“Post-Effective Amendment No. 85”), and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006 (“Post-Effective Amendment No. 84”), and incorporated herein by reference.

2(b).	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant, incorporated herein by reference to Post-Effective Amendment No. 84.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 74 (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b).	First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA, made as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 (“Post-Effective Amendment No. 79”), and incorporated herein by reference.

6(c).	Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 29, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005 (“Post-Effective Amendment No. 83”), and incorporated herein by reference.

6(d).	Third Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 13, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

6(e).	Subadvisory Agreement between VIA and Sasco Capital, Inc. (“Sasco”) dated October 21, 2004, on behalf of the Virtus Mid-Cap Value Fund (“Mid-Cap Value Fund”), incorporated herein by reference to Post-Effective Amendment No. 79.

6(f).	First Amendment to Subadvisory Agreement between VIA and Sasco, dated September 1, 2006, incorporated herein by reference to Post-Effective Amendment No. 84.

6(g).	Fourth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 89 (File No. 002-16590) on June 6, 2008 (“Post-Effective Amendment No. 89”), and incorporated herein by reference.

6(h).	Subadvisory Agreement between VIA and Harris Investment Management, Inc. (“Harris”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(i).	Subadvisory Agreement between VIA and Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(j).	Subadvisory Agreement between VIA and SCM Advisors, LLC (now known as Newfleet Asset Management, LLC)(“Newfleet”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(k).	First Amendment to Subadvisory Agreement between VIA and Kayne effective June 22, 2009, filed via EDGAR with Post-Effective Amendment No. 91 (File No. 002-16590) on

June 22, 2009 (“Post-Effective Amendment No. 91”), and incorporated herein by reference.

6(l).	Fifth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

6(m).	Subadvisory Agreement between VIA and Newfleet dated June 8, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

6(n).	Second Amendment to Subadvisory Agreement between VIA and Kayne dated September 1, 2009, filed via EDGAR with the Registration Statement (File No. 333-163916) on Form N-14 on December 22, 2009 and incorporated herein by reference.

6(o).	Sixth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(p).	First Amendment to Subadvisory Agreement dated June 8, 2009 between VIA and Newfleet, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(q).	First Amendment to Subadvisory Agreement dated March 10, 2008 between VIA and Newfleet, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 93 (File No. 002-16590) on July 26, 2011 (“Post-Effective Amendment No. 93”), and incorporated herein by reference.

6(r).	Third Amendment to Subadvisory Agreement between VIA and Kayne, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(s).	Second Amendment to Subadvisory Agreement between VIA and Sasco, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(t).	Seventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 25, 2010, filed via EDGAR with Post-Effective Amendment No. 92 (File No. 002-16590) on July 28, 2010 (“Post-Effective Amendment No. 92”), and incorporated herein by reference.

7(a).	Underwriting Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), made as of November 19, 1997, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers (March 25, 2011), incorporated herein by reference to Post-Effective Amendment No. 93.

8.	None.

9(a).	Master Custody Agreement between Registrant and The Bank of New York Mellon dated November 5, 2009, incorporated herein by reference to Post-Effective Amendment No. 92.

9(b).	First Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to Virtus Insight Trust’s (“VIT”) Registration Statement filed April 28, 2011, as Exhibit g.5 (Acc-No: 0001193125-11-114732).

9(c).	Second Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 25, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.6 (Acc-No: 0001193125-11-114732).

9(d).	Third Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.7 (Acc-No: 0001193125-11-114732).

9(e).	Fourth Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated July 18, 2011, incorporated herein by reference to Post-Effective Amendment No. 93.

9(f).	Foreign Custody Manager Agreement between Registrant and the Bank of New York Mellon, dated November 5, 2009, incorporated herein by reference to Post-Effective Amendment No. 92.

9(g).	First Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.8 (Acc-No: 0001193125-11-114732).

9(h).	Second Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.9 (Acc-No: 0001193125-11-114732).

9(i).	Third Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.10 (Acc-No: 0001193125-11-114732).

9(a).	Fourth Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated July 18, 2011, incorporated herein by reference to Post-Effective Amendment No. 93.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(b).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(c).	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(d).	Amendment No. 1 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(e).	Amendment No. 1 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(f).	Amendment No. 1 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(g).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(h).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(i).	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of August 19, 2009, filed via EDGAR with the Registration Statement (File No. 333-163916) on Form N-14 on December 22, 2009 and incorporated herein by reference.

10(j).	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit n.3 (Acc-No: 0001193125-11-114732).

10(k).	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit n.4 (Acc-No: 0001193125-11-114732).

11.	Opinion and consent of Kevin J. Carr, Esq. Filed herewith.

12.	Tax opinion and consent of McDermott Will & Emery LLP. To be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors, effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

13(b).	Amendment to Amended and Restated Transfer Agency and Service Agreement between Registrant and VP Distributors effective April 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 92.

13(c).	Second Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors dated March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.17 (Acc-No: 0001193125-11-114732).

13(d).	Sub-Transfer Agency and Shareholder Services Agreement by and among Registrant, VP Distributors and BNY Mellon Investment Servicing (US) Inc., effective as of April 15, 2011, incorporated herein by reference to Post-Effective Amendment No. 93.

13(e).	Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors, effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

13(f).	First Amendment to Amended and Restated Administration Agreement between Registrant and VP Distributors effective April 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 92.

13(g).	Second Amendment to Amended and Restated Administration Agreement between Registrant and VP Distributors effective June 30, 2010, incorporated herein by reference to Post-Effective Amendment No. 92.

13(h).	Third Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.11 (Acc-No: 0001193125-11-114732).

13(i).	Fourth Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated January 1, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.12 (Acc-No: 0001193125-11-114732).

13(j).	Fifth Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.13 (Acc-No: 0001193125-11-114732).

13(k).

Sub-Administration and Accounting Agreement by and among VP Distributors, Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment Servicing (US) Inc.) dated January 1, 2010, filed via EDGAR with the

Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

13(l).	First Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment Servicing (US) Inc.) dated June 30, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.14 (Acc-No: 0001193125-11-114732).

13(m).	Second Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment Servicing (US) Inc.) dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.15 (Acc-No: 0001193125-11-114732).

13(n).	Third Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment Servicing (US) Inc.) dated March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.16 (Acc-No: 0001193125-11-114732).

13(o).	Sixth Amended and Restated Expense Limitation Agreement between Registrant and VIA effective as of April 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 92.

13(p).	Seventh Amended and Restated Expense Limitation Agreement between Registrant and VIA effective as of June 25, 2010 (corrected), incorporated herein by reference to Post-Effective Amendment No. 93.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Core Equity Fund of Virtus Insight Trust and Virtus Growth & Income Fund of the Registrant. Filed herewith.

15.	Not applicable.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed herewith.

17.	Form of Proxy Card for Virtus Core Equity Fund. Filed herewith.

Item 17.            Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 9th day of July, 2012.

VIRTUS EQUITY TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 9th day of July, 2012.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and
W. Patrick Bradley	Accounting Officer)

/s/ Dr. Leroy Keith, Jr.	Trustee
Dr. Leroy Keith, Jr.*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

/s/ Ferdinand L. J. Verdonck	Trustee
Ferdinand L.J. Verdonck*

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item

11	Opinion and consent of Kevin J. Carr, Esq.

14	Consent of PricewaterhouseCoopers LLP with respect to Virtus Core Equity Fund of Virtus Insight Trust and Virtus Growth & Income Fund of the Registrant

16	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward

17	Form of Proxy Card for Virtus Core Equity Fund